Financial Risk Management - Summary of Credit Risk Rating for Trade and Other Receivables at Geographical Regions (Details)	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Expected loss rate	0.30%	0.10%